Cover	Oct. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2022
Entity File Number	001-39478
Entity Registrant Name	WYTEC INTERNATIONAL, INC.
Entity Central Index Key	0001560143
Entity Tax Identification Number	46-0720717
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	19206 Huebner Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	(210)
Local Phone Number	233-8980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false